Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) asset_group unit reporting_unit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Basis of presentation
Number of wireless connections	5,000,000
Wireline and Cable connections	1,200,000
FCC licenses, number of accounting units | unit	8
FCC licenses, number of accounting units, built licenses | unit	1
FCC licenses, number of accounting units, unbuilt licenses | unit	7
Advertising costs	$ 213,000,000	$ 227,000,000	$ 230,000,000
Amortization of implementation costs	11,000,000
UScellular
Basis of presentation
Agent liability	$ 55,000,000	59,000,000
TDS Telecom
Basis of presentation
Number of reporting units | reporting_unit	2
Asset groups | asset_group	2
Wireline
Basis of presentation
Loss on impairment of goodwill	$ 0	0
Cable
Basis of presentation
Loss on impairment of goodwill	$ 0	0
UScellular
Basis of presentation
Asset groups | asset_group	1
TDS Telecom | Franchise rights
Basis of presentation
Renewal period	10 years
Licenses
Basis of presentation
Renewal period	12 years
Licenses | UScellular
Basis of presentation
Impairment of intangible assets	$ 0	$ 0
Minimum
Basis of presentation
Amortization period	3 years
Minimum | Leasehold Improvements
Basis of presentation
Useful life	1 year
Minimum | Licenses
Basis of presentation
Renewal period	10 years
Maximum
Basis of presentation
Amortization period	5 years
Maximum | Leasehold Improvements
Basis of presentation
Useful life	30 years
Maximum | Licenses
Basis of presentation
Renewal period	15 years
UScellular
Basis of presentation
TDS ownership of UScellular	82.00%